LEASES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Lease, Cost	$ 316	$ 311
Lease, Cost	322	301
Short-term Lease, Cost	186	174
Short-term Lease Payments	143	155
Other Liabilities [Member] | UNITED KINGDOM
Asset retirement obligation	192	165
Other Liabilities [Member] | SPAIN
Asset retirement obligation	$ 41	$ 38